Commitments and Contingencies - Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Statement Line Items [Line Items]
Total	$ 2,297
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Service and manufacturing	2,275
1 - 3 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	20
4 - 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	2
More than 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing